Net Income Per Share - Calculation of Net Income Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares		Dec. 31, 2018 USD ($) $ / shares shares		Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to Momo Inc.	¥ 2,815,775		$ 409,537		¥ 2,148,098	¥ 978,969
Net income attributed to ordinary shareholders for computing net income per ordinary share-basic and diluted | ¥	¥ 2,815,775				¥ 2,148,098	¥ 957,419
Denominator for computing net income per share-basic:
Weighted average ordinary shares outstanding used in computing net income per ordinary share-basic	407,009,875		407,009,875		394,549,323	377,335,923
Denominator for computing net income per share-diluted:
Weighted average shares outstanding used in computing net income per ordinary share-diluted	433,083,643	[1]	433,083,643	[1]	415,265,078	407,041,165
Net income per ordinary share attributable to Momo Inc. - basic | (per share)	¥ 6.92		$ 1.01		¥ 5.44	¥ 2.54
Net income per ordinary share attributable to Momo Inc. - diluted | (per share)	¥ 6.59		$ 0.96		¥ 5.17	¥ 2.41
Non-Vested Restricted Shares [Member]
Numerator:
Undistributed earnings | ¥						¥ (21,550)
Denominator for computing net income per share-basic:
Weighted average ordinary shares outstanding used in computing net income per ordinary share-basic						8,493,244
Denominator for computing net income per share-diluted:
Net income per ordinary share attributable to Momo Inc. - basic | ¥ / shares						¥ 2.54

[1]	The calculation of the weighted average number of ordinary shares for the purpose of diluted net income per share has considered the effect of certain potentially dilutive securities. For the year ended December 31, 2016, an incremental weighted average number of 7,155,060 nonvested restricted shares and an incremental weighted average number of 22,550,182 ordinary shares from the assumed exercise of share options and vesting of restricted share units using the treasury stock method were included.